Accrued maintenance liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued Maintenance [Roll Forward]
Accrued maintenance liability at beginning of period	$ 2,900,651	$ 1,750,395
Maintenance payments received	779,824	448,516
Maintenance payments returned	(245,294)	(209,087)
Release to income other than upon sale (a)	(770,492)	(273,146)
Lessor contribution, top ups and other (a)	(89,819)	(30,456)
Accrued maintenance liability at end of period	2,503,202	2,900,651	$ 1,750,395
Non-cash Investing and Financing Activities
Accrued Maintenance [Roll Forward]
Release to income upon sale	(71,668)	(20,428)	$ (95,000)
GE Capital Aviation Services
Accrued Maintenance [Roll Forward]
GECAS Transaction	$ 0	$ 1,234,857